Segment Information - Schedule of Performance and Making Key Decisions Regarding Resource Allocation, the CODMs Review (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Schedule Of Performance And Making Key Decisions Regarding Resource Allocation The Codms Review Abstract
Cash	$ 711,805	$ 1,277,337	$ 711,805
Cash and marketable securities held in Trust Account	235,596,242	231,467,889	235,596,242
General and administrative costs	1,281,804	1,260,211	1,555,530
Interest earned on marketable securities held in Trust Account	$ 2,119,699	$ 1,376,013	$ 4,128,353